Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Nature of Operations [Policy Text Block]
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1
Nature of operations

EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces innovative robotic devices for treating stones of the urinary tract and localized prostate cancer. We also derive revenues from the distribution of urodynamics products and urology lasers. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third
-party distributors and agents, and export sales through subsidiaries based in Germany, Italy, the United States and Asia.

Moreover, the Company develops a novel HIFU treatment for liver cancer in cooperation with its long-term academic partner INSERM and leading cancer centers (the “HECAM” project).

The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may
require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operation.

Basis of Accounting, Policy [Policy Text Block]
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Basis of preparation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP).

Certain prior year comparative information in the financial statements has been revised to conform to the current year presentation. The revision relates to the reclassification of conditional advance cash flows from operating activities (“net increase (decrease) in operating assets and liabilities”) to financing activities (“proceeds from long term borrowings, net of financing cost” and “repayment of long-term borrowings”). This revision results in (
1
) an increase in net cash generated by operating activities and a decrease in net cash generated by financing activities of €
90k
in
2016
and (
2
) a decrease in net cash generated by operating activities and an increase in net cash generated by financing activities of €
125k
in
2015.
The Company has determined that this revision, is immaterial to the previously reported financial statements and does not
impact any of the key financial indicators.

Use of Estimates, Policy [Policy Text Block]
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Management estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, stock price volatility, duration of standard warranty per market, price of maintenance contract used to determine the amount of revenue to be deferred and life duration of our range of products. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation, Policy [Policy Text Block]
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Consolidation

The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries, which include EDAP TMS France SAS, EDAP Technomed Inc., Edap Technomed Sdn Bhd, Edap Technomed Italia S.R.L, EDAP Technomed Co. Ltd. and EDAP TMS Gmbh. Edap Technomed Sdn Bhd was incorporated in early
1997.
Edap Technomed Co. Ltd. was created in late
1996.
EDAP TMS Gmbh was created in
July 2006.
EDAP SA, a subsidiary incorporating HIFU activities merged all of its activity into EDAP TMS France SAS in
2008.
All intercompany transactions and balances are eliminated in consolidation.

Revenue Recognition, Policy [Policy Text Block]
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Revenue recognition

Sales of goods:

For medical device sales with
no
significant remaining vendor obligation, payments contingent upon customer financing, acceptance criteria that can be subjectively interpreted by the customer, or tied to the use of the device, revenue is recognized when evidence of an arrangement exists, title to the device passes (depending on terms, either upon shipment or delivery), and the customer has the intent and ability to pay in accordance with contract payment terms that are fixed or determinable. For sales in which payment is contingent upon customer financing, acceptance criteria can be subjectively interpreted by the customer, or payment depends on use of the device, revenue is recognized when the contingency is resolved. The Company provides training and provides a minimum of one
-year warranty upon installation. The Company accrues for the warranty costs at the time of sale. Revenues related to disposables are recognized when goods are delivered.

Our device sale arrangements
may
contain multiple elements, including device(s), consumables and service. We generally deliver all the devices within days of entering into the system sale arrangement, and consumables and service over the period agreed in the arrangement. Each of these elements is a separate unit of accounting. Devices, consumables and service are also sold on a stand-alone basis.

For multiple-element arrangements, revenue is allocated to each unit of accounting based on their relative selling prices. Relative selling prices are based first
on vendor specific objective evidence of fair value (“VSOE”), then on third
-party evidence of selling price (“TPE”) when VSOE does
not
exist, and then on management's best estimate of the selling price (“ESP”) when VSOE and TPE do not
exist.

Consumables revenues are deferred until delivery and services revenues are deferred until execution.

Sales of RPPs and leases:

Revenues related to the sale of HIFU treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.

Sales of spare parts and services:

Revenues related to spare parts are recognized when goods are delivered. Maintenance contracts rarely exceed one
year and are recognized on a straight line basis. Billings or cash receipts in advance of services due under maintenance contracts are recorded as deferred revenue.

Cost of Sales, Policy [Policy Text Block]
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Costs of sales

Costs of sales include all direct product costs, costs related to shipping, handling, duties and importation fees, as well as certain indirect costs such as service and supply chain departments expenses. Indirect costs are allocated by type of sales (goods, RPP and leases, spare parts and services) using an allocation method determined by management by type of costs and segment activities and reviewed on an annual basis.

Shipping and Handling Cost, Policy [Policy Text Block]
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Shipping and handling costs

The Company recognizes revenue from the shipping and handling of its products as a component of revenue. Shipping and handling costs are recorded as a component of cost of sales.

Cash and Cash Equivalents, Policy [Policy Text Block]
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Cash equivalents and short term investments

Cash equivalents are cash investments which are highly liquid and have initial maturities of
90
days or less.

Cash investments with a maturity higher than
90
days are considered as short-term investments.

Receivables, Policy [Policy Text Block]
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Accounts Receivables

Accounts receivables are stated at cost net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables when collection becomes doubtful. Provision is made based upon a specific review of all significant outstanding invoices. These estimates are based on our bad debt write-off experience, analysis of credit information, specific identification of probable bad debt based on our collection efforts, aging of accounts receivables and other known factors. Accounts receivables also include receivables factored for which the Company is supporting the collection risk.

Inventory, Policy [Policy Text Block]
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Inventories

Inventories are valued at the lower of cost (manufacturing cost, which is principally comprised of components and labor costs for our own manufactured products, or purchase price for urology products we distribute), or on net realizable value. Cost is determined on a first
-in,
first
-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first
based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.

Property, Plant and Equipment, Policy [Policy Text Block]
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Property and equipment

Property and equipment is stated at historical cost. Depreciation and amortization of property and equipment are calculated using the straight-line method over the estimated useful life of the related assets, as follows:

Leasehold improvements (in years or lease term if shorter)		10
Equipment (in years)	3	-	10
Furniture, fixtures, fittings and other (in years)	2	-	10

Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven
years.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
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Long-lived assets

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may
not
be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not
available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.

Goodwill and Intangible Assets, Policy [Policy Text Block]
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Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not
amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC
350,
“Goodwill and other intangible assets”, the impairment test is performed in two
steps. The
first
step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second
step is performed to measure the amount of impairment loss. The second
step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units’ goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:

Patents (in years)	5
SAP Licenses (in years)	10
Other licenses (in years)	5
Trade name and trademark (in years)	7

Stockholders' Equity, Policy [Policy Text Block]
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Treasury Stocks

Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first
in
first
out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not
affect reported results of operations. Treasury stocks held by a Company cannot exceed
10%
of the total number of shares issued.

Standard Product Warranty, Policy [Policy Text Block]
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Warranty expenses

The Company provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Standard warranty period may
vary from
1
year to
2
years depending on the market. Actual warranty costs incurred are charged against the accrual when paid and are classified in cost of sales in the statement of income. Warranty expense amounted to
€316
thousand,
€319
thousand and
€354
thousand for the years ended
December 31, 2017,
2016
and
2015,
respectively.

Income Tax, Policy [Policy Text Block]
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Income taxes

The Company accounts for income taxes in accordance with ASC
740,
‘‘Accounting for Income Taxes’’ Under ASC
740,
deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not
that some portion, or all of the deferred tax assets, will
not
be realized. In accordance with
ASC740,
no
provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.

As of
January 1, 2007,
the Company adopted
FIN48
(now ASC
740
) “Accounting for uncertainty in income tax”. Under
ASC740,
the measurement of a tax position that meets the more-likely-that-
not
recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.

Research, Development, and Computer Software, Policy [Policy Text Block]
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Research and development costs

Research and development costs are recorded as an expense in the period in which they are incurred.

The French government provides tax credits to companies for innovative research and development.
This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash and is not
contingent on future taxable income. As such, the Company considers the research tax credits as a grant, offsetting operating expenses
.

The research tax credit
amounted to
€504
thousand,
€511
thousand and
€448
thousand for the years ended
December 31 2017,
2016
and
2015,
respectively.

Advertising Costs, Policy [Policy Text Block]
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Advertising costs

Advertising costs are recorded as an expense in the period in which they are incurred. Advertising costs amounted to
€672
thousand,
€744
thousand and
€461
thousand for the years ended
December 31, 2017,
2016
and
2015,
respectively.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
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Foreign currency translation and transactions

Translation of the financial statements of consolidated companies

The reporting currency of EDAP TMS S.A. for all years presented is the euro (€). The functional currency of each subsidiary is its local currency. In accordance with ASC
830,
all accounts in the financial statements are translated into euro from the functional currency at exchange rate as follows:

•	assets and liabilities are translated at year-end exchange rates;
•	shareholders’ equity is translated at historical exchange rates (as of the date of contribution);
•	statement of income items are translated at average exchange rates for the year; and
•	translation gains and losses are recorded in a separate component of shareholders’ equity.

Foreign currencies transactions

Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of income.

Presentation in the Income Statement

Aggregate foreign currency transactions gains and losses are disclosed in a single caption in the income statement under section “Foreign currency exchange gain (loss), net”.

Earnings Per Share, Policy [Policy Text Block]
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Earnings per share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.

Derivatives, Policy [Policy Text Block]
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Derivative instruments

ASC
815
requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses from derivative instruments are recorded in the income statement.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
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Employee stock option plans

At
December 31, 2017,
the Company had
four
stock-based employee compensation plans. The Company adopted ASC
718,
“Share-Based Payment”, effective
January 1, 2006.
ASC
718
requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).

On
May 22, 2007,
the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to
600,000
options to subscribe to
600,000
new Shares at a fixed price to be set by the Board of Directors.

Conforming to this stock option plan, on
June 25, 2010,
the Board of Directors granted the remaining
95,912
options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at
€1.88
per share. Options were to begin vesting
one
year after the date of grant and will be fully vested as of
June 25, 2014 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
June 25, 2020 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
June 25, 2010
the total fair value of the options granted under this plan was
€143
thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method). There was
no
impact on
2015,
2016
and
2017
operating expenses, in accordance with ASC
718.
. Under this plan,
50,000
options are still in force on
December 31, 2017.

On
June 24, 2010,
the shareholders authorized the Board of Directors to grant up to
229,100
options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may
be purchased through the exercise of stock options are currently held as treasury stock. Conforming to this stock option plan, on
June 25, 2010,
the Board of Directors granted
229,100
options to purchase existing Shares to certain employees of EDAP TMS. The exercise price was fixed at
€2.38
per share. Options were to begin vesting
one
year after the date of grant and will be fully vested as of
June 25, 2014 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
June 25, 2020 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
June 24, 2010
the total fair value of the options granted under this plan was
€328
thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method). There was
no
impact on
2015,
2016
and
2017
operating expenses, in accordance with ASC
718.
Under this plan,
120,100
options are still in force on
December 31, 2017.

On
December 19, 2012,
the shareholders authorized the Board of Directors to grant up to
500,000
options to subscribe to
500,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
500,000
options to subscribe Shares to certain employees of EDAP TMS on
January 18, 2013.
The exercise price was fixed at
€1.91
per share. Options were to begin vesting
one
year after the date of grant and all options will be fully vested as of
January 18, 2017 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
January 18, 2023 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
December 31, 2013
the total fair value of the options granted under this plan was
€660
thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method). The impact on operating income, in accordance with ASC
718,
was
€66
thousand,
€29
thousand and
€2
thousand, in
2015,
2016
and
2017,
respectively. Under this plan,
297,500
options are still in force on
December 31, 2017.

On
February 18, 2016,
the shareholders authorized the Board of Directors to grant up to
1,000,000
options to subscribe to
1,000,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
575,000
options to subscribe Shares to certain employees of EDAP TMS on
April 26, 2016.
The exercise price was fixed at
€3.22
per share. Options were to begin vesting
one
year after the date of grant and all options will be fully vested as of
April 26, 2020 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
April 26, 2026 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier.

At
December 31, 2016
the total fair value of the options granted under this plan was
€960
thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method). Conforming to this
February 18, 2016
stock option plan, the Board of Directors granted
260,000
options to subscribe Shares to certain employees of EDAP TMS on
April 25, 2017.
The exercise price was fixed at
€2.39
per share. Options were to begin vesting
one
year after the date of grant and all options will be fully vested as of
April 25, 2021 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
April 25, 2027 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier.

At
December 31, 2017,
the total fair value of the options granted on
April 25, 2017
under this plan was
€335
thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method).

The impact on operating income, in accordance with ASC
718,
was
€331
thousand and
€282
thousand, in
2016
and
2017
respectively. Under this plan,
740,000
options are still in force on
December 31, 2017.

The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2017	2016	2015 (1)
Weighted-average expected life (years)	6.25	6.25	—
Expected volatility rates (2)	57.4%	60.60%	—
Expected dividend yield	0%	0%	—
Risk-free interest rate	0.02%	0.01%	—
Weighted-average exercise price (€)	2.39	3.22	—
Weighted-average fair value of options granted during the year (€)	1.29	1.67	—

(
1
) The Company did
not
make any grants during the year ended
December 31, 2015.
(
2
) Historical volatility calculated over
10
years.

Debt, Policy [Policy Text Block]
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23
Warrants

On
March 28, 2012,
pursuant to a securities purchase agreement dated
March 22, 2012,
as amended, the Company issued new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“March 2012
Placement”) with warrants attached (the
“March 2012
Investor Warrants”). The Company also issued warrants to the placement agent, Rodman & Renshaw LLC (the
“March 2012
Placement Agent Warrants” and together with the
March 2012
Investor Warrants, the
“March 2012
Warrants”). The Company has accounted for the
March 2012
Warrants as a liability and reflected this analysis in the Company’s financial statements filed for the year
2012.

The Company used the Black-Scholes pricing model to value the
March 2012
Warrants at inception, with subsequent changes in fair value recorded as a financial expense or income.

On
May 28, 2013,
pursuant to a securities purchase agreement dated
May 20, 2013,
as amended, the Company issued
3,000,000
new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“May 2013
Placement”) with warrants attached (the
“May 2013
Investor Warrants”). The Company also issued warrants to the placement agent, H.C. Wainwright & Co., LLC (the
“May 2013
Placement Agent Warrants” and together with the
May 2013
Investor Warrants, the
“May 2013
Warrants”). As the
May 2013
Warrants comprised the same structure and provisions than the
March 2012
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the euro, the Company determined that the
May 2013
Warrants should be accounted for as a liability.

The Company used the Black-Scholes pricing model to value the
May 2013
Warrants at inception, with subsequent changes in fair value recorded as a financial expense or income.

On
April 14, 2016,
pursuant to a securities purchase agreement dated
April 7, 2016,
as amended, the Company issued new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“April 2016
Placement”) with warrants attached (the
“April 2016
Investor Warrants”). As the
April 2016
Warrants comprised the same structure and provisions than the
March 2012
and
May 2013
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
April 2016
Warrants should be accounted for as a liability.

The Company used the Black-Scholes pricing model to value the
April 2016
Warrants at inception, with subsequent changes in fair value recorded as a financial expense or income.

Lessee, Leases [Policy Text Block]
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24
Leases and Sales and leaseback transactions

In accordance with ASC
840,
Accounting for Leases, the Company classifies all leases at the inception date as either a capital lease or an operating lease. A lease is a capital lease if it meets any one
of the following criteria; otherwise, it is an operating lease:
-	Ownership is transferred to the lessee by the end of the lease term;
-	The lease contains a bargain purchase option;
-	The lease term is at least 75% of the property’s estimated remaining economic life;
-	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

For sales type leases, the following
two
additional criteria are applied:
-	Collectability of the minimum lease payment is reasonably predictable;
-	No important uncertainties surround the amount of un-reimbursable costs yet to be incurred by the lessor under the lease.

The Company enters into sale and leaseback transactions from time to time. In accordance with ASC
840,
any profit or loss on the sale is deferred and amortized prospectively over the term of the lease, in proportion to the leased asset if a capital lease, or in proportion to the related gross rental charged to expense over the lease term, if an operating lease.

New Accounting Pronouncements, Policy [Policy Text Block]
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25
New accounting pronouncements

New Accounting Pronouncements Recently Adopted

In
November 2015,
the FASB issued ASU
No.
2015
-
17,
Balance Sheet Classification of Deferred Taxes
(ASU
2015
-
17
), which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU
2015
-
17
is effective for the Company in its
first
quarter of fiscal
2017.
The Company adopted the ASU
2015
-
17
retrospectively as of
December 31, 2017.
Deferred tax assets have been reclassified from current assets to non-current assets for the period ended as of
December 31, 2016.

In
March 2016,
the FASB issued ASU
2016
-
09,
Improvements to Employee Share-Based Payment Accounting. ASU
2016
-
09
simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. For public business entities, the amendments in ASU
2016
-
09
are effective for annual periods beginning after
15
December 2016,
and interim periods within those annual periods.
No
impact has been identified on Financial Statements upon adoption of ASU
2016
-
09.

New Accounting Pronouncements
Not
Yet Adopted

In
July 2015,
the FASB issued ASU
2015
-
14
Revenue from Contracts with Customers: Deferral of the Effective Date (ASU
2015
-
14
) which deferred the effective date for ASU
No.
2014
-
09,
Revenue from Contracts with Customers (ASU
2014
-
09
), by
one
year. ASU
2014
-
09
will supersede the revenue recognition requirements in Revenue Recognition (Topic
605
) and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU
2014
-
09
is now effective for annual reporting periods beginning after
December 15, 2017,
including interim periods within that reporting period, which for the Company is
January 1, 2018.
Early adoption is permitted only as of annual reporting periods beginning after
December 15, 2016,
including interim periods within that reporting period. The new standard can be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of the change recognized at the date of the initial application in retained earnings. The Company reviewed the accounting pronouncement with respect to its current accounting principles and did not
identify any impact from implementation. The impact to the Company of adopting the new revenue standard primarily relates to additional and expanded disclosures.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases (ASU
2016
-
02
), which supersedes ASC
840
“Leases” and creates a new topic, ASC
842
"Leases." This update requires lessees to recognize on their balance sheet a lease liability and a lease asset for all leases, including operating leases, with a term greater than
12
months. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after
December 15, 2018
and interim periods within those fiscal years, with earlier application permitted. This update will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company is expecting that the impact of this update on its consolidated statements will mainly consist of leases for facilities situated in France, Japan and in the U.S. as described in Note
12.2.
The Company will adopt the new standard in fiscal
2019.
The Company is currently evaluating the effect of this standard on its consolidated financial statements and related disclosures.

In
March 2017,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
No.

2017
-
07,
 “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Costs”. The standard requires the service component of pension and other postretirement benefit expense to be presented in the same statement of income lines as other employee compensation costs, however, the other components will be presented outside of operating income. In addition, only the service cost component will be eligible for capitalization in assets. The standard is effective starting in
2018,
with early adoption permitted. Retrospective application is required for the guidance on the statement of income presentation. Prospective application is required for the guidance on the cost capitalization in assets. The Company does not
believe this standard will materially impact our consolidated financial statements.

In
January 2017,
the FASB issued ASU
2017
-
04,
“Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment.” This update eliminates step
2
from the goodwill impairment test, and requires the goodwill impairment test to be performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not
exceed the total amount of goodwill allocated to that reporting unit. This guidance is effective for the Company in the first
quarter of
2020.
Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after
January 1, 2017.
The Company will assess the timing of adoption and impact of this guidance to future impairment considerations.

In
August 2016,
the FASB issued ASU
2016
-
15,
“Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments
” ASU
2016
-
15
identifies how certain cash receipts and cash payments are presented and classified in the Statement of Cash Flows under Topic
230.
ASU
2016
-
15
is effective for the Company for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. ASU
2016
-
15
should be applied retrospectively and early adoption is permitted, including adoption in an interim period. The Company does not
believe this standard will materially impact our consolidated financial statements.